CONSOLIDATED BALANCE SHEETS (parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 1
Ordinary shares, shares authorized	39,748,000	39,748,000
Ordinary shares, shares issued	23,326,653	23,309,987
Common Stock, Shares, Outstanding	23,326,653	23,309,987